Accrued Expenses and Other Liabilities (Details) ¥ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2022 USD ($)	Oct. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) Borrowings Individuals	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)	Oct. 31, 2022 CNY (¥)
Debt Instrument [Line Items]
Borrowings, interest expenses			$ 258,646	$ 633,942	$ 1,013,209
Number of borrowings (in Borrowings) | Borrowings			5
Number of individuals (in Individuals) | Individuals			5
Exclusive license term	2 years	2 years
License fee	$ 1,369,994	¥ 10.0
Consideration of per month	60,104
Consideration of aggregate amount	1,442,485							¥ 10.5
Loan from the third party	$ 1,369,994							¥ 10.0
Long term loan current portion			$ 59,854
Long term debt non current			1
Long-term loan			$ 2,534,490
Loan Agreements [Member]
Debt Instrument [Line Items]
Loan amount						$ 1,346,741	¥ 10.0
Long-Term Loan From Third Party [Member]
Debt Instrument [Line Items]
Exclusive license term			5 years
Minimum [Member] | Unsecured Loan [Member]
Debt Instrument [Line Items]
Borrowings, interest rate			3.00%	3.80%
Maximum [Member] | Unsecured Loan [Member]
Debt Instrument [Line Items]
Borrowings, interest rate			15.40%	25.55%